Changes in Accumulated Other Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Changes In Accumulated Other Comprehensive Income (Loss) USD ($)	Mar. 31, 2012 Changes In Accumulated Other Comprehensive Income (Loss) JPY (¥)	Mar. 31, 2011 Changes In Accumulated Other Comprehensive Income (Loss) JPY (¥)	Mar. 31, 2010 Changes In Accumulated Other Comprehensive Income (Loss) JPY (¥)
Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Beginning Balance					$ (1,515,280)	¥ (124,253,000)	¥ (86,046,000)	¥ (72,295,000)
Foreign currency translation adjustments, Change during the year	(183,732)	(15,066,000)	(37,938,000)	(13,749,000)	(181,366)	(14,872,000)	(38,207,000)	(13,751,000)
Foreign currency translation adjustments, Ending balance					(1,696,646)	(139,125,000)	(124,253,000)	(86,046,000)
Unrealized gains and losses on securities, Beginning balance					30,073	2,466,000	2,372,000	1,848,000
Unrealized gains and losses on securities, Change during the year	14,732	1,208,000	88,000	534,000	14,817	1,215,000	94,000	524,000
Unrealized gains and losses on securities, Ending balance					44,890	3,681,000	2,466,000	2,372,000
Unrealized gains and losses on derivatives, Beginning balance					(14,244)	(1,168,000)	(1,157,000)	(373,000)
Unrealized gains and losses on derivatives, Change during the year	1,012	83,000	(33,000)	(780,000)	183	15,000	(11,000)	(784,000)
Unrealized gains and losses on derivatives, Ending balance					(14,061)	(1,153,000)	(1,168,000)	(1,157,000)
Pension liability adjustments, Beginning balance					(579,183)	(47,493,000)	(47,335,000)	(54,301,000)
Pension liability adjustments, Change during the year	(245,890)	(20,163,000)	(165,000)	7,031,000	(244,939)	(20,085,000)	(158,000)	6,966,000
Pension liability adjustments, Ending balance					(824,122)	(67,578,000)	(47,493,000)	(47,335,000)
Total accumulated other comprehensive income (loss), Beginning balance		(170,448,000)			(2,078,634)	(170,448,000)	(132,166,000)	(125,121,000)
Total accumulated other comprehensive income (loss), Change during the year					(411,305)	(33,727,000)	(38,282,000)	(7,045,000)
Total accumulated other comprehensive income (loss), Ending balance	$ (2,489,939)	¥ (204,175,000)	¥ (170,448,000)		$ (2,489,939)	¥ (204,175,000)	¥ (170,448,000)	¥ (132,166,000)